Long-term and short-term loans issued	9 Months Ended
Sep. 30, 2019
Long-term and short-term loans issued
Long-term and short-term loans issued

5.Long-term and short-term loans issued

As of September 30, 2019, long-term and short-term loans issued consisted of the following:

	Total as of	Expected	Net as of
	September 30,	credit loss	September 30,
	2019	allowance	2019
Long-term loans
Loans to legal entities	206	—	206
Total long-term loans	206	—	206
Short-term loans
Loans to legal entities	2,303	(35)	2,268
Installment Card Loans	7,024	(1,131)	5,893
Total short-term loans	9,327	(1,166)	8,161

As of December 31, 2018, long-term and short-term loans consisted of the following:

	Total as of	Expected	Net as of
	December 31,	credit loss	December 31,
	2018	allowance	2018
Long-term loans
Loans to legal entities	235	(5)	230
Total long-term loans	235	(5)	230
Short-term loans
Loans to individuals	30	—	30
Loans to legal entities	1,612	(26)	1,586
Installment Card Loans	6,096	(822)	5,274
Total short-term loans	7,738	(848)	6,890

The amounts in the tables show the maximum exposure to credit risk regarding loans issued. The Group has no internal grading system of loans issued for credit risk rating grades analysis. Loans issued are not collateralized.

An analysis of the changes in the ECL allowances due to changes in corresponding gross carrying amounts for the nine months ended September 30, 2019, was the following:

	Stage 1	Stage 2	Stage 3	Total
	Collective	Collective
ECL allowance as of January 1, 2019	(216)	(120)	(517)	(853)
Changes because of financial instruments (originated or acquired)/derecognized during the reporting period	(89)	17	(348)	(420)
Transfers between stages	127	(5)	(122)	—
Amounts sold and written off	—	—	107	107
ECL allowance as of September 30, 2019	(178)	(108)	(880)	(1,166)

An analysis of the changes in the ECL allowances due to changes in corresponding gross carrying amounts for the three months ended September 30, 2019, was the following:

	Stage 1	Stage 2	Stage 3	Total
	Collective	Collective
ECL allowance as of July 1, 2019	(170)	(126)	(850)	(1,146)
Changes because of financial instruments (originated or acquired)/derecognized during the reporting period	(8)	16	(135)	(127)
Transfers between stages	—	2	(2)	—
Amounts sold and written off	—	—	107	107
ECL allowance as of September 30, 2019	(178)	(108)	(880)	(1,166)

An analysis of the changes in the ECL allowances due to changes in corresponding gross carrying amounts for the nine months ended September 30, 2018, was the following:

	Stage 1	Stage 2	Stage 3	Total
	Collective	Collective
ECL allowance as of January 1, 2018	(175)	(60)	(194)	(429)
Changes because of financial instruments (originated or acquired)/derecognized during the reporting period	(132)	(39)	(170)	(341)
Transfers between stages	87	(14)	(73)	—
Amounts written off	—	—	8	8
ECL allowance as of September 30, 2018	(220)	(113)	(429)	(762)

An analysis of the changes in the ECL allowances due to changes in corresponding gross carrying amounts for the three months ended September 30, 2018, was the following:

	Stage 1	Stage 2	Stage 3	Total
	Collective	Collective
ECL allowance as of July 1, 2018	(165)	(73)	(315)	(553)
Changes because of financial instruments (originated or acquired)/derecognized during the reporting period	(71)	(35)	(103)	(209)
Transfers between stages	16	(5)	(11)	—
Amounts written off	—	—	—	—
ECL allowance as of September 30, 2018	(220)	(113)	(429)	(762)

As of September 30, 2019, and December 31, 2018, the Group had no overdue but not impaired loans.